SCHEDULE OF LONG-LIVED ASSETS BY GEOGRAPHIC REGION (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
SINGAPORE
Revenues from External Customers and Long-Lived Assets [Line Items]
Singapore	$ 48,656	$ 91,217